Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
March 2, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust (filing relates to Legg Mason Western Asset Variable High Income Portfolio, Legg Mason Western Asset Variable Adjustable Rate Income Portfolio and Legg Mason Western Asset Variable Money Market Portfolio)
(File Nos. 33-40603 and 811-06310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to Legg Mason Western Asset Variable High Income Portfolio, Legg Mason Western Asset Variable Adjustable Rate Income Portfolio and Legg Mason Western Asset Variable Money Market Portfolio, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 19, 2010 and became effective on February 26, 2010, is the most recent amendment to the Trust’s Registration Statement.
     Please call Alisha Telci at (617) 951-8460 or the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,
/s/ Barry N. Hurwitz
Barry N. Hurwitz